CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Net sales	$ 404,593	$ 1,676,221	$ 1,598,055
Cost of sales	256,349	1,094,578	1,045,084
Gross profit	148,244	581,643	552,971
Operating Expenses:
Selling, general and administrative expenses	115,533	475,813	457,236
Depreciation and amortization	12,837	53,814	50,038
Merger related expenses	39,641	102	1,377
Total operating expenses	168,011	529,729	508,651
Operating income (loss)	(19,767)	51,914	44,320
Impairment of other intangible assets	0	(67,500)	0
Loss on extinguishment of debt, net	0	(4,257)	0
Interest expense	(19,773)	(59,178)	(63,087)
Interest and other income	593	983	1,580
(Loss) income before income taxes	(38,947)	(78,038)	(17,187)
(Benefit) provision for income taxes	(10,503)	(30,966)	(10,847)
Net (loss) income	(28,444)	(47,072)	(6,340)
Predecessor
Net sales				917,752
Cost of sales				584,033
Gross profit				333,719
Operating Expenses:
Selling, general and administrative expenses				255,409
Depreciation and amortization				17,707
Merger related expenses				19,049
Total operating expenses				292,165
Operating income (loss)				41,554
Impairment of other intangible assets				0
Loss on extinguishment of debt, net				(2,214)
Interest expense				(16,631)
Interest and other income				1,499
(Loss) income before income taxes				24,208
(Benefit) provision for income taxes				11,384
Net (loss) income				$ 12,824